Expense Example	Oct. 28, 2026 USD ($)
Catalyst Insider Buying Fund | Catalyst Insider Buying Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 722
Expense Example, with Redemption, 3 Years	1,175
Expense Example, with Redemption, 5 Years	1,653
Expense Example, with Redemption, 10 Years	2,968
Catalyst Insider Buying Fund | Catalyst Insider Buying Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	231
Expense Example, with Redemption, 3 Years	862
Expense Example, with Redemption, 5 Years	1,518
Expense Example, with Redemption, 10 Years	3,276
Catalyst Insider Buying Fund | Catalyst Insider Buying Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	560
Expense Example, with Redemption, 5 Years	1,015
Expense Example, with Redemption, 10 Years	2,279
Catalyst Energy Infrastructure Fund | Catalyst Energy Infrastructure Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	736
Expense Example, with Redemption, 3 Years	1,084
Expense Example, with Redemption, 5 Years	1,455
Expense Example, with Redemption, 10 Years	2,495
Catalyst Energy Infrastructure Fund | Catalyst Energy Infrastructure Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	246
Expense Example, with Redemption, 3 Years	768
Expense Example, with Redemption, 5 Years	1,316
Expense Example, with Redemption, 10 Years	2,812
Catalyst Energy Infrastructure Fund | Catalyst Energy Infrastructure Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	463
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	1,764
Catalyst/MAP Global Equity Fund | Catalyst/MAP Global Equity Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	692
Expense Example, with Redemption, 3 Years	1,012
Expense Example, with Redemption, 5 Years	1,354
Expense Example, with Redemption, 10 Years	2,317
Catalyst/MAP Global Equity Fund | Catalyst/MAP Global Equity Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	200
Expense Example, with Redemption, 3 Years	693
Expense Example, with Redemption, 5 Years	1,213
Expense Example, with Redemption, 10 Years	2,638
Catalyst/MAP Global Equity Fund | Catalyst/MAP Global Equity Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	386
Expense Example, with Redemption, 5 Years	694
Expense Example, with Redemption, 10 Years	1,570
Catalyst Tactical Allocation Fund | Catalyst Tactical Allocation Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	722
Expense Example, with Redemption, 3 Years	1,220
Expense Example, with Redemption, 5 Years	1,743
Expense Example, with Redemption, 10 Years	3,170
Catalyst Tactical Allocation Fund | Catalyst Tactical Allocation Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	231
Expense Example, with Redemption, 3 Years	906
Expense Example, with Redemption, 5 Years	1,606
Expense Example, with Redemption, 10 Years	3,466
Catalyst Tactical Allocation Fund | Catalyst Tactical Allocation Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	608
Expense Example, with Redemption, 5 Years	1,112
Expense Example, with Redemption, 10 Years	2,500
Catalyst Dynamic Alpha Fund | Catalyst Dynamic Alpha Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	707
Expense Example, with Redemption, 3 Years	1,011
Expense Example, with Redemption, 5 Years	1,336
Expense Example, with Redemption, 10 Years	2,253
Catalyst Dynamic Alpha Fund | Catalyst Dynamic Alpha Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	216
Expense Example, with Redemption, 3 Years	692
Expense Example, with Redemption, 5 Years	1,194
Expense Example, with Redemption, 10 Years	2,576
Catalyst Dynamic Alpha Fund | Catalyst Dynamic Alpha Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	675
Expense Example, with Redemption, 10 Years	1,501
Catalyst Systematic Alpha Fund | Catalyst Systematic Alpha Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	784
Expense Example, with Redemption, 3 Years	1,227
Expense Example, with Redemption, 5 Years	1,694
Expense Example, with Redemption, 10 Years	2,980
Catalyst Systematic Alpha Fund | Catalyst Systematic Alpha Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	297
Expense Example, with Redemption, 3 Years	916
Expense Example, with Redemption, 5 Years	1,560
Expense Example, with Redemption, 10 Years	3,287
Catalyst Systematic Alpha Fund | Catalyst Systematic Alpha Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	197
Expense Example, with Redemption, 3 Years	615
Expense Example, with Redemption, 5 Years	1,060
Expense Example, with Redemption, 10 Years	2,293
Catalyst Systematic High Income Fund | Catalyst Systematic High Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	791
Expense Example, with Redemption, 3 Years	1,295
Expense Example, with Redemption, 5 Years	1,824
Expense Example, with Redemption, 10 Years	3,265
Catalyst Systematic High Income Fund | Catalyst Systematic High Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	304
Expense Example, with Redemption, 3 Years	987
Expense Example, with Redemption, 5 Years	1,693
Expense Example, with Redemption, 10 Years	3,567
Catalyst Systematic High Income Fund | Catalyst Systematic High Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	204
Expense Example, with Redemption, 3 Years	682
Expense Example, with Redemption, 5 Years	1,187
Expense Example, with Redemption, 10 Years	2,576
Catalyst Buffered Shield Fund | Catalyst Buffered Shield Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	725
Expense Example, with Redemption, 3 Years	1,213
Expense Example, with Redemption, 5 Years	1,726
Expense Example, with Redemption, 10 Years	3,129
Catalyst Buffered Shield Fund | Catalyst Buffered Shield Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	234
Expense Example, with Redemption, 3 Years	901
Expense Example, with Redemption, 5 Years	1,593
Expense Example, with Redemption, 10 Years	3,434
Catalyst Buffered Shield Fund | Catalyst Buffered Shield Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	600
Expense Example, with Redemption, 5 Years	1,094
Expense Example, with Redemption, 10 Years	2,455
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	791
Expense Example, with Redemption, 3 Years	1,241
Expense Example, with Redemption, 5 Years	1,715
Expense Example, with Redemption, 10 Years	3,021
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	304
Expense Example, with Redemption, 3 Years	930
Expense Example, with Redemption, 5 Years	1,582
Expense Example, with Redemption, 10 Years	3,327
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class C-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	404
Expense Example, with Redemption, 3 Years	930
Expense Example, with Redemption, 5 Years	1,582
Expense Example, with Redemption, 10 Years	3,327
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	204
Expense Example, with Redemption, 3 Years	630
Expense Example, with Redemption, 5 Years	1,083
Expense Example, with Redemption, 10 Years	2,338
Catalyst Nasdaq-100 Hedged Income Fund | Catalyst Nasdaq-100 Hedged Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	757
Expense Example, with Redemption, 3 Years	1,303
Expense Example, with Redemption, 5 Years	1,875
Expense Example, with Redemption, 10 Years	3,420
Catalyst Nasdaq-100 Hedged Income Fund | Catalyst Nasdaq-100 Hedged Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	268
Expense Example, with Redemption, 3 Years	997
Expense Example, with Redemption, 5 Years	1,748
Expense Example, with Redemption, 10 Years	3,726
Catalyst Nasdaq-100 Hedged Income Fund | Catalyst Nasdaq-100 Hedged Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	168
Expense Example, with Redemption, 3 Years	695
Expense Example, with Redemption, 5 Years	1,250
Expense Example, with Redemption, 10 Years	2,763
Catalyst/Aspect Enhanced Multi-Asset Fund | Catalyst/Aspect Enhanced Multi-Asset Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	794
Expense Example, with Redemption, 3 Years	1,307
Expense Example, with Redemption, 5 Years	1,846
Expense Example, with Redemption, 10 Years	3,310
Catalyst/Aspect Enhanced Multi-Asset Fund | Catalyst/Aspect Enhanced Multi-Asset Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	307
Expense Example, with Redemption, 3 Years	991
Expense Example, with Redemption, 5 Years	1,699
Expense Example, with Redemption, 10 Years	3,577
Catalyst/Aspect Enhanced Multi-Asset Fund | Catalyst/Aspect Enhanced Multi-Asset Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	207
Expense Example, with Redemption, 3 Years	702
Expense Example, with Redemption, 5 Years	1,223
Expense Example, with Redemption, 10 Years	2,653
Catalyst Insider Income Fund | Catalyst Insider Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	573
Expense Example, with Redemption, 3 Years	856
Expense Example, with Redemption, 5 Years	1,161
Expense Example, with Redemption, 10 Years	2,023
Catalyst Insider Income Fund | Catalyst Insider Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	179
Expense Example, with Redemption, 3 Years	631
Expense Example, with Redemption, 5 Years	1,110
Expense Example, with Redemption, 10 Years	2,433
Catalyst Insider Income Fund | Catalyst Insider Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	586
Expense Example, with Redemption, 10 Years	1,342
Catalyst/SMH High Income Fund | Catalyst/SMH High Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	619
Expense Example, with Redemption, 3 Years	940
Expense Example, with Redemption, 5 Years	1,282
Expense Example, with Redemption, 10 Years	2,247
Catalyst/SMH High Income Fund | Catalyst/SMH High Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	227
Expense Example, with Redemption, 3 Years	717
Expense Example, with Redemption, 5 Years	1,233
Expense Example, with Redemption, 10 Years	2,650
Catalyst/SMH High Income Fund | Catalyst/SMH High Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	410
Expense Example, with Redemption, 5 Years	716
Expense Example, with Redemption, 10 Years	1,583
Catalyst/SMH Total Return Income Fund | Catalyst/SMH Total Return Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	894
Expense Example, with Redemption, 3 Years	1,653
Expense Example, with Redemption, 5 Years	2,429
Expense Example, with Redemption, 10 Years	4,443
Catalyst/SMH Total Return Income Fund | Catalyst/SMH Total Return Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	413
Expense Example, with Redemption, 3 Years	1,358
Expense Example, with Redemption, 5 Years	2,310
Expense Example, with Redemption, 10 Years	4,717
Catalyst/SMH Total Return Income Fund | Catalyst/SMH Total Return Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	314
Expense Example, with Redemption, 3 Years	1,072
Expense Example, with Redemption, 5 Years	1,850
Expense Example, with Redemption, 10 Years	3,888
Catalyst/MAP Global Balanced Fund | Catalyst/MAP Global Balanced Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	693
Expense Example, with Redemption, 3 Years	1,181
Expense Example, with Redemption, 5 Years	1,694
Expense Example, with Redemption, 10 Years	3,096
Catalyst/MAP Global Balanced Fund | Catalyst/MAP Global Balanced Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	201
Expense Example, with Redemption, 3 Years	868
Expense Example, with Redemption, 5 Years	1,560
Expense Example, with Redemption, 10 Years	3,402
Catalyst/MAP Global Balanced Fund | Catalyst/MAP Global Balanced Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	566
Expense Example, with Redemption, 5 Years	1,059
Expense Example, with Redemption, 10 Years	2,419
Catalyst/CIFC Senior Secured Income Fund | Catalyst/CIFC Senior Secured Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	591
Expense Example, with Redemption, 3 Years	898
Expense Example, with Redemption, 5 Years	1,227
Expense Example, with Redemption, 10 Years	2,155
Catalyst/CIFC Senior Secured Income Fund | Catalyst/CIFC Senior Secured Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	197
Expense Example, with Redemption, 3 Years	674
Expense Example, with Redemption, 5 Years	1,177
Expense Example, with Redemption, 10 Years	2,561
Catalyst/CIFC Senior Secured Income Fund | Catalyst/CIFC Senior Secured Income Fund Class C-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	297
Expense Example, with Redemption, 3 Years	674
Expense Example, with Redemption, 5 Years	1,177
Expense Example, with Redemption, 10 Years	2,561
Catalyst/CIFC Senior Secured Income Fund | Catalyst/CIFC Senior Secured Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	657
Expense Example, with Redemption, 10 Years	1,484
Catalyst Enhanced Income Strategy Fund | Catalyst Enhanced Income Strategy Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	646
Expense Example, with Redemption, 3 Years	1,119
Expense Example, with Redemption, 5 Years	1,617
Expense Example, with Redemption, 10 Years	2,982
Catalyst Enhanced Income Strategy Fund | Catalyst Enhanced Income Strategy Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	255
Expense Example, with Redemption, 3 Years	901
Expense Example, with Redemption, 5 Years	1,571
Expense Example, with Redemption, 10 Years	3,362
Catalyst Enhanced Income Strategy Fund | Catalyst Enhanced Income Strategy Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	155
Expense Example, with Redemption, 3 Years	600
Expense Example, with Redemption, 5 Years	1,071
Expense Example, with Redemption, 10 Years	2,376
Eventide Gilead Fund | Eventide Gilead Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	710
Expense Example, with Redemption, 3 Years	996
Expense Example, with Redemption, 5 Years	1,302
Expense Example, with Redemption, 10 Years	2,169
Eventide Gilead Fund | Eventide Gilead Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	319
Expense Example, with Redemption, 3 Years	676
Expense Example, with Redemption, 5 Years	1,159
Expense Example, with Redemption, 10 Years	2,493
Eventide Gilead Fund | Eventide Gilead Fund Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,635
Eventide Gilead Fund | Eventide Gilead Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,409
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	723
Expense Example, with Redemption, 3 Years	1,033
Expense Example, with Redemption, 5 Years	1,366
Expense Example, with Redemption, 10 Years	2,304
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	332
Expense Example, with Redemption, 3 Years	715
Expense Example, with Redemption, 5 Years	1,225
Expense Example, with Redemption, 10 Years	2,626
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class N Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	813
Expense Example, with Redemption, 10 Years	1,779
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	409
Expense Example, with Redemption, 5 Years	708
Expense Example, with Redemption, 10 Years	1,556
Eventide Balanced Fund | Eventide Balanced Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	678
Expense Example, with Redemption, 3 Years	896
Expense Example, with Redemption, 5 Years	1,131
Expense Example, with Redemption, 10 Years	1,806
Eventide Balanced Fund | Eventide Balanced Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	285
Expense Example, with Redemption, 3 Years	573
Expense Example, with Redemption, 5 Years	985
Expense Example, with Redemption, 10 Years	2,137
Eventide Balanced Fund | Eventide Balanced Fund Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
Eventide Balanced Fund | Eventide Balanced Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
Eventide Dividend Growth Fund | Eventide Dividend Growth Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	689
Expense Example, with Redemption, 3 Years	933
Expense Example, with Redemption, 5 Years	1,196
Expense Example, with Redemption, 10 Years	1,945
Eventide Dividend Growth Fund | Eventide Dividend Growth Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	297
Expense Example, with Redemption, 3 Years	611
Expense Example, with Redemption, 5 Years	1,051
Expense Example, with Redemption, 10 Years	2,274
Eventide Dividend Growth Fund | Eventide Dividend Growth Fund Class N Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	364
Expense Example, with Redemption, 5 Years	632
Expense Example, with Redemption, 10 Years	1,397
Eventide Dividend Growth Fund | Eventide Dividend Growth Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	302
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,165
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	642
Expense Example, with Redemption, 3 Years	814
Expense Example, with Redemption, 5 Years	1,001
Expense Example, with Redemption, 10 Years	1,540
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	248
Expense Example, with Redemption, 3 Years	488
Expense Example, with Redemption, 5 Years	852
Expense Example, with Redemption, 10 Years	1,877
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	425
Expense Example, with Redemption, 10 Years	965
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	315
Expense Example, with Redemption, 10 Years	725
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class A Share
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	728
Expense Example, with Redemption, 3 Years	1,063
Expense Example, with Redemption, 5 Years	1,420
Expense Example, with Redemption, 10 Years	2,423
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class C Share
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	338
Expense Example, with Redemption, 3 Years	746
Expense Example, with Redemption, 5 Years	1,280
Expense Example, with Redemption, 10 Years	2,742
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class N Share
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	870
Expense Example, with Redemption, 10 Years	1,906
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class I Share
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	765
Expense Example, with Redemption, 10 Years	1,686
Eventide Core Bond Fund | Eventide Core Bond Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	645
Expense Example, with Redemption, 3 Years	827
Expense Example, with Redemption, 5 Years	1,025
Expense Example, with Redemption, 10 Years	1,594
Eventide Core Bond Fund | Eventide Core Bond Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	877
Expense Example, with Redemption, 10 Years	1,930
Eventide Core Bond Fund | Eventide Core Bond Fund Class N Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,022
Eventide Core Bond Fund | Eventide Core Bond Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	341
Expense Example, with Redemption, 10 Years	783
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	671
Expense Example, with Redemption, 3 Years	950
Expense Example, with Redemption, 5 Years	1,249
Expense Example, with Redemption, 10 Years	2,096
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	628
Expense Example, with Redemption, 5 Years	1,105
Expense Example, with Redemption, 10 Years	2,423
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	382
Expense Example, with Redemption, 5 Years	688
Expense Example, with Redemption, 10 Years	1,558
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	319
Expense Example, with Redemption, 5 Years	581
Expense Example, with Redemption, 10 Years	$ 1,330